Document And Entity Information	Jan. 07, 2021
Document And Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Jan. 07, 2021
Entity Registrant Name	BEST BUY CO., INC.
Entity Incorporation, State or Country Code	MN
Entity File Number	1-9595
Entity Tax Identification Number	41-0907483
Entity Address, Address Line One	7601 Penn Avenue South
Entity Address, City or Town	Richfield
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55423
City Area Code	612
Local Phone Number	291-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value per share
Trading Symbol	BBY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000764478
Amendment Flag	true
Amendment Description	On January 8, 2021, Best Buy Co., Inc. (the “Company”) filed a Current Report on Form 8-K (the “Marte Original 8-K”) under Item 5.02 disclosing that the Board of Directors (the “Board”) of the Company elected Mario J. Marte as a director, effective January 7, 2021. On March 2, 2021, the Company filed a Current Report on Form 8-K (the “Rendle Original 8-K”) under Item 5.02 disclosing that the Board of the Company elected Steven E. Rendle as a director, effective March 18, 2021. Committee assignments for Mr. Marte and Mr. Rendle were not determined as of the filing of the Marte Original 8-K and Rendle Original 8-K.